CASH GENERATED FROM OPERATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement of cash flows [abstract]
Profit before taxation	$ 63	$ 472	[1],[2]	$ 949	[1],[2]
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	9	6		0
Amortisation of tangible and right of use assets (note 4)	657	636		476
Amortisation of intangible assets (note 4)	1	1		3
Finance costs and unwinding of obligations (note 6)	157	149	[1],[2]	116	[1],[2]
Environmental, rehabilitation, silicosis and other provisions	(75)	(85)		(20)
Impairment and derecognition of assets	234	319		7
Profit on sale of assets	(14)	(8)		(22)
Other expenses (income) (non cash portion)	71	9		61
Interest income	(127)	(81)		(58)
Share of associates and joint ventures’ (profit) loss	(207)	(161)		(245)
Other non-cash movements	27	25		28
Other exchange losses	168	102		2
Movements in working capital	(93)	(140)		56
Cash generated from operations	871	1,244	[3]	1,353	[3]
(Increase) decrease in inventories	(58)	(54)		58
Increase in trade, other receivables and other assets	(117)	(152)		(46)
Increase in trade, other payables and provisions	82	66		44
Movements in working capital	$ (93)	$ (140)		$ 56

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[3]	The Group has voluntarily opted to revise the presentation of the statement of cash flows to reflect the indirect method. Refer to note 1.3.2.